Acquisitions - American Freight (Details) - USD ($)				8 Months Ended	10 Months Ended	12 Months Ended
	Feb. 14, 2020	Dec. 16, 2019	Aug. 23, 2019	Dec. 28, 2019	Dec. 26, 2020	Dec. 26, 2020	Apr. 30, 2019
Business Acquisition [Line Items]
Business Combination, Consideration Transferred			$ 26,600,000
Business Combination, Separately Recognized Transactions, Revenues and Gains Recognized				$ 1,298,606,000	$ 462,702,000	$ 2,078,386,000	$ 2,134,110,000
Business Acquisition, Transaction Costs				17,400,000	8,100,000	8,100,000
Goodwill				124,521,000	448,258,000	448,258,000	$ 0
Long-term Debt, Current Maturities				(157,638,000)	(104,053,000)	(104,053,000)
Deferred Revenue				4,903,000	25,616,000	25,616,000
Long-term Debt, Excluding Current Maturities				$ (243,200,000)	(466,944,000)	(466,944,000)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net					357,263,000	357,263,000
Business Combination, Separately Recognized Transactions, Expenses and Losses Recognized					52,197,000
American Freight
Business Acquisition [Line Items]
Business Combination, Consideration Transferred	$ 357,300,000
Adjustment, Lease Right of Use					11,500,000	11,500,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Cash and Equivalents					3,840,000	3,840,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Inventory					99,200,000	99,200,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Assets, Other					3,284,000	3,284,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment					11,032,000	11,032,000
Goodwill					334,543,000	334,543,000
Business Combination, Accrued Expense					26,451,000	26,451,000
Noncash or Part Cash Acquisition, Lease Right-of Use Assets Acquired					91,101,000	91,101,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Other Noncurrent Assets					1,607,000	1,607,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Assets					614,807,000	614,807,000
Long-term Debt, Current Maturities					(3,210,000)	(3,210,000)
Business Combination, Recognized Identifiable Assets Acquired And Liabilities Assumed, Operating Lease, Liability, Current					17,242,000	17,242,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Current Liabilities, Accounts Payable					44,696,000	44,696,000
Long-term Debt, Excluding Current Maturities					(93,975,000)	(93,975,000)
Business Combination, Recognized Identifiable Assets Acquired And Liabilities Assumed, Operating Lease, Liability, Noncurrent					61,450,000	61,450,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Deferred Tax Liabilities					10,520,000	10,520,000
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Liabilities					257,544,000	257,544,000
Indefinite-lived Intangible Assets Acquired						70,200,000
Noncash or Part Noncash Acquisition, Investments Acquired						70,200,000
Vitamin Shoppe [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred		$ 161,800,000
Goodwill, Period Increase (Decrease)						3,700,000
Leasehold Improvements [Member] | Vitamin Shoppe [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment					7,600,000	7,600,000
Furniture, Fixtures, And Equipment [Member] | Vitamin Shoppe [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment					2,200,000	2,200,000
Software [Member] | Vitamin Shoppe [Member]
Business Acquisition [Line Items]
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Property, Plant, and Equipment					1,100,000	1,100,000
Construction in Progress [Member] | Vitamin Shoppe [Member]
Business Acquisition [Line Items]
Machinery and Equipment, Gross					$ 200,000	$ 200,000